UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2019

Item #1. Reports to Stockholders.

INDEX	Mission-Auour Risk-Managed Global Equity Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended June 30, 2019 (unaudited)

Mission-Auour Risk-Managed
Global Equity Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request..

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Portfolio Composition as of June 30, 2019 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	52.84%
International	22.15%
Government	18.16%
Emerging Markets	3.10%
Mid Cap	1.53%
Small Cap	0.75%
Money Market Fund	0.75%
99.28%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Schedule of InvestmentsJune 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 98.53%

EMERGING MARKETS – 3.10%
Vanguard FTSE Emerging Markets ETF	13,327	$566,797

GOVERNMENT – 18.16%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	36,172	3,313,717

INTERNATIONAL – 22.15%
SPDR Portfolio Developed World (ex-US) ETF	76,757	2,271,240
Vanguard FTSE Developed Markets ETF	42,445	1,770,381
		4,041,621

LARGE CAP – 52.84%
iShares Russell 1000 ETF	5,806	945,159
iShares Russell 1000 Growth ETF	8,751	1,376,882
iShares Russell 1000 Value ETF	10,821	1,376,648
SPDR Portfolio Large Cap ETF	118,882	4,106,184
SPDR S&P 500 ETF	6,273	1,837,989
		9,642,862

MID CAP – 1.53%
iShares Russell Mid-Cap Growth ETF	983	140,166
iShares Russell Mid-Cap Value ETF	1,553	138,419
		278,585

SMALL CAP – 0.75%
iShares Russell 2000 ETF	879	136,684

TOTAL EXCHANGE TRADED FUNDS – 98.53%		17,980,266
(Cost: $17,129,134)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Schedule of Investments - continuedJune 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
MONEY MARKET – 0.75%
Federated Government Obligations Fund, Institutional Class 2.26%*	136,419	$136,419
(Cost: $136,419)

TOTAL INVESTMENTS – 99.28%
(Cost: $17,265,553)		18,116,685
Other assets, net of liabilities – 0.72%		131,861
NET ASSETS – 100.00%		$18,248,546

*Effective 7 day yield as of June 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Assets and LiabilitiesJune 30, 2019 (unaudited)

ASSETS
Investments at fair value (identified cost of $17,265,553)	$18,116,685
Cash and cash equivalents	17,983
Receivable for capital stock sold	2,047
Dividends and interest receivable	53,592
Tax reclaim receivable at fair value (cost of $19,596)	19,656
Due from advisor	15,880
Prepaid expenses	35,456
TOTAL ASSETS	18,261,299

LIABILITIES
Payable for capital stock redeemed	5,365
Accrued 12b-1 fees	4,637
Accrued administration, transfer agent and accounting fees	96
Other accrued expenses	2,655
TOTAL LIABILITIES	12,753

NET ASSETS	$18,248,546
Net Assets Consist of:
Paid in Capital	17,350,009
Distributable earnings (deficit)	898,537
Net Assets	$18,248,546

NET ASSET VALUE PER SHARE

Class A Shares:
Net Assets	$11,103,182
Shares Outstanding (Unlimited number of shares authorized without par value)	413,936
Net Asset Value, Offering and Redemption Price Per Share	$26.82
Maximum Offering Price Per Share*	$28.46

Institutional Class Shares:
Net Assets	$7,023,247
Shares Outstanding (Unlimited number of shares authorized without par value)	260,765
Net Asset Value, Offering and Redemption Price Per Share	$26.93

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Assets and Liabilities - continuedJune 30, 2019 (unaudited)

Investor Class Shares:
Net Assets	$96,427
Shares Outstanding (Unlimited number of shares authorized without par value)	3,594
Net Asset Value, Offering and Redemption Price Per Share	$26.83

Class Z Shares:
Net Assets	$25,690
Shares Outstanding (Unlimited number of shares authorized without par value)	953
Net Asset Value, Offering and Redemption Price Per Share	$26.95	**

*Includes maximum offering price with sales charge of 5.75%

**NAV per share does not recalculate due to rounding

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of OperationsFor the six months ended June 30, 2019 (unaudited)

INVESTMENT INCOME
Dividend	$200,738
Interest	1,469
Total investment income	202,207

EXPENSES
Investment management fees (Note 2)	53,269
Rule 12b-1 and servicing fees (Note 2)
Class A	13,542
Investor Class	126
Recordkeeping and administrative services (Note 2)	15,057
Accounting fees (Note 2)	12,124
Custody fees	3,665
Transfer agent fees (Note 2)	12,183
Professional fees	22,861
Filing and registration fees	20,477
Trustees fees	3,265
Compliance fees	3,461
Shareholder reports	7,348
Shareholder services (Note 2)
Class A	8,992
Institutional Class	2,719
Investor Class	60
Insurance Fee	1,063
Other	7,128
Total expenses	187,340
Management fee waivers and expense reimbursements (Note 2)	(67,144)
Net expenses	120,196
Net investment income (loss)	82,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	63,485
Net realized gain (loss) on foreign currency transactions	(2,378)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,927,133
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies and tax reclaims	2,044
Net realized gain (loss) on investments and foreign currencies and related transactions	1,990,284
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,072,295

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (unaudited)	Year ended December 31, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$82,011	$114,551
Net realized gain (loss) on investments and foreign currency transactions	61,107	(210,303)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	1,929,177	(1,337,695)
Increase (decrease) in net assets from operations	2,072,295	(1,433,447)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	—	(258,816)
Institutional Class	—	(162,276)
Investor Class	—	(2,303)
Class Z	—	(568)
Decrease in net assets from distributions	—	(423,963)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	12,733	122,432
Institutional Class	261,886	7,780,478
Investor Class	29,216	100,063
Class Z	—	25,000
Distributions reinvested
Class A	—	242,577
Institutional Class	—	162,276
Investor Class	—	2,303
Class Z	—	568
Shares redeemed
Class A	(500,409)	(1,479,419)
Institutional Class	(369,093)	(840,059)
Investor Class	(37,217)	—
Class Z	—	—
Increase (decrease) in net assets from capital stock transactions	(602,884)	6,116,219

NET ASSETS
Increase (decrease) during period	1,469,411	4,258,809
Beginning of period	16,779,135	12,520,326
End of period	$18,248,546	$16,779,135

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial Highlights

	Class A Shares(1)
			Years ended December 31,
	Six months ended June 30, 2019 (unaudited)		2018		2017		2016	2015	2014
Net asset value, beginning of period	$23.85		$26.44		$23.54		$24.49	$23.30	$24.66
Investment activities
Net investment income (loss)	0.11		0.15		(0.10)		0.10	(0.03)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.86		(2.13)		3.12		(1.05)	1.22	(1.21)
Total from investment activities	2.97		(1.98)		3.02		(0.95)	1.19	(1.36)
Distributions
Net investment income	—		—		(0.12)		—	—	—
Net realized gain	—		(0.61)		—		—	—	—
Total distributions	—		(0.61)		(0.12)		—	—	—
Net asset value, end of period	$26.82		$23.85		$26.44		$23.54	$24.49	$23.30
Total Return(2)	12.45	%**	(7.47%)		12.82%		(3.88%)	5.11%	(5.52%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.24	%*	2.42	%(A)	4.24	%(A)	3.50%	3.88%	3.48%
Expenses, net of management fee waivers and reimbursements	1.45	%*	1.46	%(B)	3.64	%(B)	2.75%	2.75%	2.75%
Net investment income (loss)	0.82	%*	0.57%		(0.39%)		0.40%	(0.14%)	(0.61%)
Portfolio turnover rate	6.54	%**	59.67%		154.69%		35.44%	72.64%	40.57%
Net assets, end of period (000’s)	$11,103		$10,326		$12,520		$12,732	$15,187	$17,572

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Total return does not reflect applicable sales charges.

*Annualized

**Not annualized

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 2.41%, and 3.34%, for the years ended December 31, 2018 and December 31, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.45%, and 2.75%, for the years ended December 31, 2018 and December 31, 2017, respectively.

Mission-Auour Risk-Managed Global Equity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class Shares(1)
	Six months ended June 30, 2019 (unaudited)		Period January 10, 2018* to December 31, 2018
Net asset value, beginning of period	$23.92		$27.10
Investment activities
Net investment income (loss)	0.14		0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.87		(2.87)
Total from investment activities	3.01		(2.57)
Distributions
Net realized gain	—		(0.61)
Total distributions	—		(0.61)
Net asset value, end of period	$26.93		$23.92
Total Return	12.58	%***	(9.47	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.90	%**	1.97	%**(A)
Expenses, net of management fee waivers and reimbursements	1.20	%**	1.21	%**(B)
Net investment income (loss)	1.09	%**	1.18	%**
Portfolio turnover rate	6.54	%***	59.67	%***
Net assets, end of period (000’s)	$7,023		$6,338

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Inception Date

**Annualized

***Not annualized

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 1.96% for the period January 10, 2018 through December 31, 2018.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.20% for the period January 10, 2018 through December 31, 2018.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares(1)
	Six months ended June 30, 2019 (unaudited)		Period February 2, 2018* to December 31, 2018
Net asset value, beginning of period	$23.86		27.21
Investment activities
Net investment income (loss)	0.10		0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.87		(3.02)
Total from investment activities	2.97		(2.74)
Distributions
Net realized gain	—		(0.61)
Total distributions	—		(0.61)
Net asset value, end of period	$26.83		$23.86
Total Return	12.45	%***	(10.05	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.18	%**	2.38	%**(A)
Expenses, net of management fee waivers and reimbursements	1.45	%**	1.46	%**(B)
Net investment income (loss)	0.80	%**	1.18	%**
Portfolio turnover rate	6.54	%***	59.67	%***
Net assets, end of period (000’s)	$96		$92

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Inception Date

**Annualized

***Not annualized

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 2.37% for the period February 2, 2018 through December 31, 2018.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.45% for the period February 2, 2018 through December 31, 2018.

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsJune 30, 2019 (unaudited)

	Class Z Shares(1)
	Six months ended June 30, 2019 (unaudited)		Period January 10, 2018* to December 31, 2018
Net asset value, beginning of period	$23.93		$27.10
Investment activities
Net investment income (loss)	0.15		0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.87		(2.85)
Total from investment activities	3.02		(2.56)
Distributions
Net realized gain	—		(0.61)
Total distributions	—		(0.61)
Net asset value, end of period	$26.95		$23.93
Total Return	12.62	%***	(9.43	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.83	%**	2.01	%**(A)
Expenses, net of management fee waivers and reimbursements	1.12	%**	1.13	%**(B)
Net investment income (loss)	1.17	%**	1.13	%**
Portfolio turnover rate	6.54	%***	59.67	%***
Net assets, end of period (000’s)	$26		$23

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Inception Date

**Annualized

***Not annualized

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 1.12% for the period January 10, 2018 through December 31, 2018.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.12% for the period January 10, 2018 through December 31, 2018.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements June 30, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), which prior to December 28, 2017 was designated as the Global Strategic Income Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. On November 7, 2017, the Board of Trustees of the Trust appointed a new investment adviser and sub-adviser and approved revisions to the Fund’s strategies. The Fund maintains its financial statements, information and performance history. On October 27, 2017, all outstanding Class C Shares were exchanged into Class A Shares. After the exchange, the Class C ceased to exist. Class Z Shares of the Fund commenced operations on January 10, 2018, Institutional Class Shares commenced operations on January 10, 2018, and Investor Class Shares commenced operations on February 2, 2018. As of June 30, 2019, the Fund offered Investor Class, Institutional Class, Class A and Class Z shares.

The objective of the Fund is to seek long term capital appreciation through exposure to global equity markets.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$17,980,266	$—	$—	$17,980,266
Money Market Funds	136,419	—	—	136,419
	$18,116,685	$—	$—	$18,116,685

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the six months ended June 30, 2019. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2019.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2016-2018) or expected to be taken in the Fund’s 2019 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Investor, Institutional and Class Z shares.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

As of June 30, 2019, the Fund held no derivative instruments.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 7, 2017, pursuant to an Investment Advisory Agreement, Mission Institutional Advisors, LLC, dba Mission Funds Advisors (“MFA”), provides investment advisory services for an annual fee of 0.60%, payable monthly. MFA has entered into a Sub-Advisory Agreement with Auour Investments, LLC (“AI”). MFA analyzes economic and market trends, periodically assesses the Fund’s investments policies and recommends changes regarding the policies to the Board where appropriate. MFA evaluates the performance of AI in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, AI is responsible for the day-to-day decision making with respect to the Fund’s investment program. AI, with MFA’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, MFA pays AI at the annualized rate of 0.45% of the net assets in the Fund. AI’s fee for sub-advisory services is paid by MFA and not by the Fund.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

MFA received, waived and reimbursed expenses for the six months ended June 30, 2019 as follows:

	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
MFA	$ 53,269	$ 53,269	$ 13,875

MFA entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expenses on short sales), to an annual rate of 1.20% of the average daily net assets of the Investor, Class A and Institutional Classes of shares of Fund and 1.12% of the Class Z shares. MFA may not terminate this expense limitation agreement prior to April 30, 2020. Each waiver and/or reimbursement of an expense by MFA is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of June 30, 2019 was $211,235, which expires as follows:

Recoverable Reimbursements and Expiration Dates
2021	2022	Total
$144,091	$67,144	$211,235

The Fund has adopted Distribution and Service Plans for the Fund’s Class A Shares and Investor Class Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund will pay a fee to the Fund’s principal underwriter at an annual rate of up to 0.25% of average daily net assets attributable to Class A Shares or Investor Class Shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A Shares or Investor Class Shares.

The Fund has adopted a shareholder services plan on behalf of its Class A Shares, Investor Class and Institutional Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Fund;

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

(iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended June 30, 2019, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$13,542
Class A	Shareholder Servicing	8,992
Institutional Class	Shareholder Servicing	2,719
Investor Class	12b-1	126
Investor Class	Shareholder Servicing	60

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2019, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer, dividend disbursing agent and pricing agent. CFS receives its fees from the Fund monthly. For the six months ended June 30, 2019, the following fees were paid monthly:

Administration	Transfer Agent	Accounting
$15,057	$12,183	$12,124

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the six months ended June 30, 2019, were as follows:

Purchases	Sales
$1,152,549	$1,801,388

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2018 and the six months ended June 30, 2019 were as follows:

Distributions paid from:	Six months ended June 30, 2019 (unaudited)	Year ended December 31, 2018
Ordinary income	$—	$22,620
Realized gains	—	401,343

As of June 30, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$197,299
Accumulated net realized gain (loss) of investments	(149,954)
Net unrealized appreciation (depreciation) of investments, options written, and foreign currency	851,192
$898,537

As of June 30, 2019, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Unrealized Appreciation (Depreciation)
$17,265,553	$967,904	$(116,772)	$851,132

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedJune 30, 2019 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Six months ended June 30, 2019 (unaudited)
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	481	10,155	1,125	—
Shares reinvested	—	—	—	—
Shares redeemed	(19,433)	(14,340)	(1,397)	—
Net increase (decrease)	(18,952)	(4,185)	(272)	—

	Year ended December 31, 2018
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	4,597	290,156	3,769	929
Shares reinvested	10,222	6,818	97	24
Shares redeemed	(55,517)	(32,024)	—	—
Net increase (decrease)	(40,698)	264,950	3,866	953

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2019 and held for the six months ended June 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Annualized Expense Ratio	Expenses Paid During Period Ended* (6/30/19)
Class A Actual	$1,000.00	$1,124.53	1.45%	$7.64
Class A Hypothetical**	$1,000.00	$1,017.75	1.45%	$7.25
Institutional Class Actual	$1,000.00	$1,125.84	1.20%	$6.33
Institutional Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Investor Class Actual	$1,000.00	$1,124.48	1.45%	$7.64
Investor Class Hypothetical**	$1,000.00	$1,017.75	1.45%	$7.25
Class Z Actual	$1,000.00	$1,126.20	1.12%	$5.90
Class Z Hypothetical**	$1,000.00	$1,019.40	1.12%	$5.61

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Mission Institutional Advisors, LLC
5956 Sherry Lane, Suite 1000
Dallas, Texas 75225

Investment Sub-Adviser:

Auour Investments, LLC
162 Main St., Suite 2
Wenham, Massachusetts 01984

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1)

Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2019

* Print the name and title of each signing officer under his or her signature.